                                                                           Money
                                                                    Market Funds
                                                                   Annual Report
                                                For the year ended June 30, 1998



                                                        U.S. Treasury Securities
                                                               Money Market Fund



                                                         Prime Money Market Fund



                                                     Municipal Money Market Fund



                                                Ohio Municipal Money Market Fund






                                                                   THE ONE GROUP
                                                          ----------------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

            - are not deposits or obligations of, or guaranteed by,
              BANC ONE CORPORATION or any of its affiliates,          [FDIC LOGO
                                                                      WITH SLASH
            - are not insured by the FDIC, and                        THOUGH IT]

            - are subject to investment risks, including possible
              loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Portfolio Performance Review................................................   2
Schedules of Portfolio Investments..........................................   6
Statements of Assets and Liabilities......................................... 17
Statements of Operations..................................................... 18
Statements of Changes in Net Assets.......................................... 19
Notes to Financial Statements................................................ 21
Financial Highlights......................................................... 28
Report of Independent Accountants............................................ 39

            The One Group U.S. Treasury Securities Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group U.S. Treasury Securities Money Market Fund Fiduciary share class was 5.12% on June 30, 1998, up slightly from 5.03% on June 30, 1997.

WHAT CONTRIBUTED TO THE FUND'S FAIRLY STABLE YIELDS?
The Fund's yield reflects the relative stability in interest rates brought on by the Federal Reserve's unchanged monetary policy. Rate movements throughout the year were fairly moderate. They reflected changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy during the period was to maintain a "barbell" maturity structure, meaning that we focused on securities at the extremes of the short-term maturity range. As such, the Fund emphasized securities with maturities between six months and one year along with overnight repurchase agreements.

The money market yield curve during the fiscal year remained fairly steep, meaning that securities with longer maturities paid relatively higher yields. The Fund's "longer" securities-those maturing in six months to one year-enabled the Fund to increase its yield. At the same time, the repurchase agreements, which matured overnight, allowed the Fund to retain a high level of liquidity.

This strategy led to an average maturity of 37 days on June 30, 1998, enabling the Fund to maintain its "AAA" average quality rating-the best possible-from Standard & Poor's and Moody's Investors Service. This rating indicates that the Fund's securities are of the highest quality and offer the lowest risk. In order to receive this rating, a fund must have an average maturity no greater than 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic activity and its influences on Federal Reserve policies will have a direct effect on the Fund over the next year. Over the near term, strong domestic demand is likely to be offset by the Asian crisis. This will require the Federal Reserve to be diligent in directing monetary policy. This outlook warrants continued caution so the Fund can be positioned to benefit from any action the Federal Reserve may take.

/s/ Andrew T. Linton
Andrew T. Linton
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        5.12%       5.19%    4.73%      5.39%         5.48%
      Class A         4.87%       4.92%    4.47%        NA          4.10%
      Class B         4.12%       4.14%      NA         NA          4.11%
      Class C         4.08%         NA       NA         NA          1.47%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                     The One Group Prime Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group Prime Money Market Fund Fiduciary share class was 5.22% on June 30, 1998, down slightly from 5.25% on June 30, 1997.

WHAT CONTRIBUTED TO THE FUND'S FAIRLY STABLE YIELD?
The relative stability of the Fund's yield reflects the fact that the Federal Reserve left monetary policy unchanged throughout the fiscal year. Interim rate movements were fairly moderate and reflected market participants' changing views on how the problems in Asia would affect the domestic economy. Some believed that the seriousness of the situation would lead to a significant slowdown of the U.S. economy, causing the Federal Reserve to cut interest rates. Others believed that the underlying strength of the domestic economy would overwhelm any Asian impact, and that the Federal Reserve would be forced to hike interest rates in anticipation of higher inflation.

WHICH VIEWPOINT DID YOU FAVOR?
Our stance was that the Federal Reserve would leave interest rates unchanged. We believed that cheaper imports resulting from the Asian crisis would help keep the U.S. inflation rate low, as U.S. producers would be compelled to keep prices down in order to compete. Also encouraging the Federal Reserve to leave rates alone was the federal budget surplus. With Congress apparently gridlocked on how to spend it, fiscal stimulus was not a problem facing monetary policy makers.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
With Federal Reserve monetary policy on hold, the Fund's weighted average maturity stayed in a range of 60 days to 85 days-slightly higher than usual. When interest rates climbed, we extended the weighted average maturity to the higher end of the range to capture better yields. And, when rates drifted downward, we shortened the weighted average maturity until we perceived better value in the market.

On June 30, 1998, the Fund's weighted average maturity was 71 days, compared to 68 days on June 30, 1997.

WHAT IS YOUR OUTLOOK FOR THE FUND?
As long as the Federal Reserve maintains a gradual, modest approach to regulating monetary supply, we will continue to pursue yield advantages from a weighted average maturity range that is slightly longer than average.

/s/ Roger C. Hale
Roger C. Hale, CFA, CFP
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        5.22%       5.39%    4.92%      5.63%         5.76%
      Class A         4.97%       5.13%    4.66%        NA          4.29%
      Class B         4.22%       4.35%      NA         NA          4.36%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group Municipal Money Market Fund Fiduciary share class was 3.15% on June 30, 1998, compared to 3.63% on June 30, 1997. (For investors in the 39.6% federal income tax bracket, the June 30, 1998, tax-exempt yield translates into a tax-equivalent yield of 5.16%.)

The Fund also experienced a significant increase in assets during the year to $613.9 million from $524.5 million.

DID YIELDS FLUCTUATE MUCH DURING THE YEAR?
Yields in the variable-rate sector experienced the most volatility of any sector, moving within a trading range of 2.75% to 4.50%. Rates reached their peak in April and their low point in February. This volatility was due primarily to changing technical supply and demand factors combined with inconsistent market cash flows. In comparison, the one-year fixed-rate sector traded within a narrower range of 3.55% to 3.85%.

HOW DID ECONOMIC EVENTS INFLUENCE MARKET PERFORMANCE?
Short-term tax-exempt rates moved moderately lower during the year. With the Federal Reserve's monetary policy remaining unchanged, the market reacted positively to moderate economic output and a low-inflation environment.

Many short-term municipal issuers have continued to benefit significantly from the ongoing economic expansion. This favorable environment has allowed many borrowers to either reduce their outstanding deficits or increase their cash surplus, which resulted in reduced issuance compared to previous years. Lower financing needs coupled with steady demand supported the downward trend in rates.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy continues to involve adjusting the mix of variable-rate and fixed-rate obligations based on changing market conditions. We also incorporate a quality-oriented investment selection process to help ensure that all issues selected for the Fund represent minimal credit risk. Because of this process, the Fund did not experience any adverse impact or credit downgrades from the Asian bank and credit crisis that began to unfold in October.

As the yield curve shifted during the year, we maintained the Fund's average maturity in a range of 34 days to 61 days. This enabled us to take advantage of changing market conditions and to accommodate the Fund's liquidity needs. At year-end, the average maturity was 46 days, compared to 37 days a year ago.

WHAT IS YOUR OUTLOOK FOR THE FUND?
The outlook for the municipal money market continues to look positive. While demand for short-term products should continue to exceed available market supply, we plan to focus on longer-term issues and rely on our investment process in an attempt to provide competitive returns.

/s/ Thomas W. Cary
Thomas W. Cary
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        3.15%       3.27%    3.05%      3.77%         3.84%
      Class A         2.90%       3.01%    2.81%        NA          2.64%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                 The One Group Ohio Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group Ohio Municipal Money Market Fund Fiduciary share class was 3.21% on June 30, 1998, compared to 3.73% on June 30, 1997. (For investors in the 39.6% federal income tax bracket and the 7.0% Ohio state tax bracket, the June 30, 1998 tax-exempt yield translates into a tax-equivalent yield of 6.01%.)

The Fund also experienced a large increase in total assets during the year, increasing to $118.3 million from $87.2 million.

HOW DID ECONOMIC EVENTS INFLUENCE PERFORMANCE?
The Federal Reserve kept monetary policy unchanged, heavily influenced by moderate economic activity within a favorable inflationary environment. This combination allowed for rates to trend moderately lower.

While short-term tax-exempt rates generally declined during the year, they did so in an uneven fashion. Yields in the variable-rate demand sector experienced the most volatility, moving within a trading range of 2.60% to 4.40%. This volatility was due to the impact of quickly changing market conditions on varying levels of supply and demand. In comparison, the one-year fixed-rate sector traded within a narrower range of 3.45% to 3.75%.

DID THE OHIO POLITICAL PROCESS HAVE A ROLE IN THE SUPPLY/DEMAND SCENARIO?
The Ohio political scene played a role in affecting the supply of one-year school district note issues. Many school district issuers put their financing needs on hold, pending the May 1998 ballot decision on two proposals to let the state reallocate revenues to school districts on a more equitable basis. When the proposals were defeated, these issuers had to delay their voter-approved issues until the November ballot, which ultimately reduced the supply of new school notes during the spring. The relative lack of supply helped support attractive prices during this period.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy was to adjust the mix of variable-rate and fixed-rate obligations in anticipation of and in response to changing market conditions. While rates were slightly lower overall, there were noticeable upward rate spikes during the year, underscoring the importance of the variable-rate sector.

Within this context, we maintained a high-quality portfolio, relying extensively on our investment selection process to avoid any credit concerns resulting from the Asian crisis.

With the yield curve shifting during the year, we maintained the Fund's average maturity in a range of 34 days to 64 days. The changes in average maturity were necessary to take advantage of shifting market conditions and to accommodate the Fund's liquidity needs. At year-end, the average maturity was 36 days, compared to 50 days a year ago.

WHAT IS YOUR OUTLOOK FOR THE FUND?
The near-term outlook for the Ohio municipal market remains favorable. With a forecast of slowing economic activity and relatively stable rates, we believe the Fund should continue to focus on slightly longer-term issues, supported by our investment selection process, to attempt to provide attractive returns.

/s/ Thomas W. Cary
Thomas W. Cary
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                            AVERAGE ANNUAL
                                             TOTAL RETURN
  CLASS OF SHARES   7 DAY YIELD   1 YEAR   5 YEARS   SINCE INCEPTION
  Fiduciary            3.21%       3.31%    3.06%         3.05%
  Class A              2.96%       3.06%    2.83%         2.77%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT           SECURITY DESCRIPTION             COST
---------  -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (19.5%):
U.S. Treasury Bills (2.5%):
$ 100,000  11/12/98...........................  $   98,042
                                                ----------
                              U.S. Treasury Notes (17.0%):
  120,000  5.25%, 7/31/98 (b).................     119,966
   95,000  6.13%, 8/31/98 (b).................      95,058
   50,000  5.88%, 10/31/98....................      50,046
   50,000  8.88%, 2/15/99 (b).................      51,003
   50,000  5.88%, 2/28/99.....................      50,102
   50,000  6.25%, 3/31/99 (b).................      50,264
  140,000  7.00%, 4/15/99.....................     141,518
  100,000  6.38%, 5/15/99.....................     100,588
                                                ----------
                                                   658,545
                                                ----------
  Total U.S. Treasury Obligations                  756,587
                                                ----------
REPURCHASE AGREEMENTS (80.7%):
  150,000  Barclays De Zoette Wedd, 5.80%
             7/1/98 (Collateralized by
             $182,288 various U.S. Treasury
             Securities, 0.00% - 12.50%,
             10/29/98 - 4/15/28, market value
             $153,000)........................     150,000
  150,000  Deutche Morgan Grenfell, 6.00%,
             7/1/98 (Collateralized by
             $145,118 various U.S. Treasury
             Securities, 5.00% - 14.00%,
             2/15/99 - 11/15/11, market value
             $153,001)........................     150,000
   30,000  Deutche Morgan Grenfell, 5.50%,
             7/1/98 (Collateralized by $29,024
             various U.S. Treasury Securities,
             5.00% - 14.00%,
             2/15/99 - 11/15/11, market value
             $30,600).........................      30,000
  901,953  Goldman Sachs, 5.80%, 7/1/98
             (Collateralized by $1,051,085
             various U.S. Treasury Securities,
             0.00% - 7.13%,
             12/3/98 - 11/15/27, market value
             $919,992)........................     901,953
   50,000  Goldman Sachs, 5.50%, 7/1/98
             (Collateralized by $58,267
             various U.S. Treasury Securities,
             0.00% - 7.13%,
             12/3/98 - 11/15/27, market value
             $51,000).........................      50,000
  150,000  Greenwich Capital Inc., 5.75%,
             7/1/98 (Collateralized by
             $148,673 various U.S. Treasury
             Securities, 3.38% - 6.50%,
             7/15/02 - 4/15/28, market value
             $153,002)........................     150,000
  150,000  HSBC Securities, 5.80%, 7/1/98
             (Collateralized by $108,107
             various U.S. Treasury Securities,
             9.00% - 9.25%,
             2/15/16 - 11/15/18, market value
             $153,001)........................     150,000

PRINCIPAL                                       AMORTIZED
 AMOUNT           SECURITY DESCRIPTION             COST
---------  -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$ 150,000  J.P. Morgan Securities, 5.80%,
             7/1/98 (Collateralized by
             $140,384 various U.S. Treasury
             Securities, 5.50% - 8.13%,
             7/31/99 - 8/15/19, market value
             $153,001)........................  $  150,000
   25,000  J.P. Morgan Securities, 5.40%,
             7/1/98 (Collateralized by $24,750
             U.S. Treasury Notes, 6.25%,
             10/31/01, market value
             $25,501).........................      25,000
  900,000  Morgan Stanley, 5.73%, 7/1/98
             (Collateralized by $856,187
             various U.S. Treasury Securities,
             0.00% - 10.38%,
             8/15/98 - 8/15/23, market value
             $918,036)........................     900,000
  150,000  Prudential Securities, 5.65%,
             7/1/98 (Collateralized by
             $141,514 various U.S. Treasury
             Securities, 0.00% - 13.38%,
             7/31/98 - 2/15/25, market value
             $153,001)........................     150,000
  150,000  Societe Generale, 6.00%, 7/1/98
             (Collateralized by $149,146
             various U.S. Treasury Securities,
             5.88% - 11.75%,
             4/30/99 - 2/15/15, market value
             $153,021)........................     150,000
  150,000  Westdeutsche Landesbank, 5.70%,
             7/1/98 (Collateralized by
             $108,800 various U.S. Treasury
             Securities, 5.38% - 14.00%,
             2/15/01 - 11/15/11, market value
             $153,001)........................     150,000
   30,000  Westdeutsche Landesbank, 5.50%,
             7/1/98 (Collateralized by $21,760
             various U.S. Treasury Securities,
             5.38% - 14.00%,
             2/15/01 - 11/15/11, market value
             $30,616).........................      30,000
                                                ----------
  Total Repurchase Agreements                    3,136,953
                                                ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (6.6%):
Repurchase Agreements
  203,538  Goldman Sachs, 5.80%, 7/1/98
             (Collateralized by $205,585 U.S.
             Treasury Notes, 5.63%, 5/15/01,
             market value $207,609)...........     203,538
   52,125  Goldman Sachs, 5.20%, 7/1/98
             (Collateralized by $48,403 U.S.
             Treasury Notes, 5.63%, 5/15/01,
             market value $53,168)............      52,125
                                                ----------
  Total Short-Term Securities Held as
  Collateral                                       255,663
                                                ----------
         Total (Amortized Cost $4,149,203) (a)  $4,149,203
                                                ==========

------------

Percentages indicated are based on net assets of $3,887,140.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) A portion of this security was loaned as of June 30, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CERTIFICATES OF DEPOSIT (3.7%):
Banking (3.7%):
$ 25,000    Bankers Trust New York Corp.,
              6.00%, 7/7/98....................  $   25,000
  25,000    Bankers Trust New York Corp.,
              5.88%, 7/14/98...................      25,000
  20,000    Bankers Trust New York Corp.,
              5.92%, 7/17/98...................      20,000
  25,000    Bankers Trust New York Corp.,
              5.91%, 8/7/98....................      24,999
  25,000    Bankers Trust New York Corp.,
              5.77%, 5/21/99...................      24,989
                                                 ----------
   Total Certificates of Deposit                    119,988
                                                 ----------
COMMERCIAL PAPER (56.2%):
Automotive (5.1%):
  30,000    American Honda Finance Corp.,
              5.49%, 7/22/98...................      29,903
  23,400    Harley-Davidson Funding, 5.53%,
              7/9/98...........................      23,371
  10,000    Harley-Davidson Funding, 5.55%,
              7/10/98..........................       9,986
  12,320    Harley-Davidson Funding, 5.54%,
              7/13/98..........................      12,297
  10,445    Harley-Davidson Funding, 5.54%,
              7/16/98..........................      10,421
  15,450    Harley-Davidson Funding, 5.56%,
              7/23/98..........................      15,398
  17,600    Harley-Davidson Funding, 5.55%,
              7/24/98..........................      17,538
   8,300    Harley-Davidson Funding, 5.56%,
              8/13/98..........................       8,245
  14,300    Harley-Davidson Funding, 5.58%,
              8/18/98..........................      14,194
  22,500    Harley-Davidson Funding, 5.55%,
              9/16/98..........................      22,233
                                                 ----------
                                                    163,586
                                                 ----------
Banking (9.0%):
  50,000    AB Spintab, 5.55%, 8/20/98.........      49,615
  25,000    AB Spintab, 5.53%, 12/2/98.........      24,409
  50,000    AB Spintab, 5.52%, 12/10/98........      48,758
  25,000    AB Spintab, 5.55%, 12/28/98........      24,306
  50,000    Banco Rio de la Plata S.A., 5.47%,
              12/7/98..........................      48,794
  48,500    Banco Rio de la Plata S.A., 5.46%,
              12/8/98..........................      47,323
  50,000    Norwest Corporation, 6.25%,
              7/1/98...........................      49,999
                                                 ----------
                                                    293,204
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Brokerage Services (4.6%):
$ 50,000    Lehman Brothers Holdings, Inc.,
              5.52%, 7/15/98...................  $   49,892
  50,000    Lehman Brothers Holdings, Inc.,
              5.45%, 8/19/98...................      49,629
  50,000    Salomon Smith Barney Holdings,
              5.52%, 8/11/98...................      49,686
                                                 ----------
                                                    149,207
                                                 ----------
Construction (1.1%):
  34,000    Cemex, S.A. de CV, 5.42%,
              7/30/98..........................      33,852
                                                 ----------
Financial Services (8.8%):
  17,550    Ace Overseas Corp., 5.60%,
              7/10/98..........................      17,525
  32,000    Ace Overseas Corp., 5.62%,
              7/17/98..........................      31,920
  47,550    Corporate Receivables Corp., 5.55%,
              7/17/98..........................      47,433
  11,500    Old Line Funding Corp., 5.60%,
              7/14/98..........................      11,477
  39,450    Old Line Funding Corp., 5.60%,
              7/15/98..........................      39,364
  10,053    Old Line Funding Corp., 5.60%,
              7/16/98..........................      10,030
  38,766    Variable Funding Capital Corp.,
              5.57%, 8/18/98...................      38,478
  15,000    WCP Funding, Inc., 5.53%,
              7/07/98..........................      14,986
  25,000    WCP Funding, Inc., 5.50%,
              7/14/98..........................      24,950
  25,000    WCP Funding, Inc., 5.53%,
              7/23/98..........................      24,916
  25,000    WCP Funding, Inc., 5.53%,
              7/29/98..........................      24,892
                                                 ----------
                                                    285,971
                                                 ----------
Gas & Electric Utility (2.7%):
  53,897    Cogentrix of Richmond, 5.65%,
              7/23/98..........................      53,711
  13,000    Duke Capital Corp., 5.54%,
              7/02/98..........................      12,998
  21,000    Duke Capital Corp., 5.54%,
              7/16/98..........................      20,952
                                                 ----------
                                                     87,661
                                                 ----------
Industrial Goods & Services (0.5%):
  15,000    Akzo Nobel, Inc., 5.49%, 7/6/98....      14,989
                                                 ----------
Insurance (4.6%):
  68,100    Safeco Credit Co., 5.56%, 7/8/98...      68,026
  20,000    Safeco Credit Co., 5.54%,
              7/13/98..........................      19,963
  20,000    Safeco Credit Co., 5.55%,
              7/23/98..........................      19,932
  25,000    Safeco Credit Co., 5.55%, 8/3/98...      24,873
  15,350    Safeco Credit Co., 5.58%,
              9/21/98..........................      15,155
                                                 ----------
                                                    147,949
                                                 ----------
Office Equipment & Services (3.8%):
  37,000    Xerox Mexico SA de CV, 5.55%,
              7/6/98...........................      36,971
  49,500    Xerox Mexico SA de CV, 5.63%,
              7/29/98..........................      49,283
  36,500    Xerox Mexico SA de CV, 5.56%,
              8/5/98...........................      36,303
                                                 ----------
                                                    122,557
                                                 ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Oil & Gas Exploration (3.9%):
$ 50,000    Pemex Capital, Inc., 5.54%,
              8/20/98..........................  $   49,615
  16,000    Petroleo Brasileiro SA, 5.52%,
              8/26/98..........................      15,863
  30,000    Petroleo Brasileiro SA, 5.43%,
              9/29/98..........................      29,593
  30,000    Petroleo Brasileiro SA, 5.40%,
              11/30/98.........................      29,316
                                                 ----------
                                                    124,387
                                                 ----------
Real Estate (8.5%):
  46,385    75 State Street Capital Corp.,
              5.56%, 7/9/98....................      46,328
  55,801    75 State Street Capital Corp.,
              5.57%, 7/10/98...................      55,724
  24,654    75 State Street Capital Corp.,
              5.56%, 7/14/98...................      24,605
  31,302    75 State Street Capital Corp.,
              5.58%, 7/16/98...................      31,229
  18,500    Countrywide Home Loans, 5.55%,
              7/16/98..........................      18,457
  25,000    Countrywide Home Loans, 5.54%,
              8/12/98..........................      24,838
  40,000    Countrywide Home Loans, 5.54%,
              8/26/98..........................      39,655
  35,000    Countrywide Home Loans, 5.53%,
              9/2/98...........................      34,661
                                                 ----------
                                                    275,497
                                                 ----------
Retail (3.6%):
  25,000    Sotheby's, Inc., 5.55%, 7/1/98.....      25,000
  25,000    Sotheby's, Inc., 5.56%, 7/13/98....      24,954
  25,000    Sotheby's, Inc., 5.56%, 7/20/98....      24,927
  10,000    Sotheby's, Inc., 5.56%, 8/3/98.....       9,949
  15,000    Sotheby's, Inc., 5.55%, 8/14/98....      14,898
  15,000    Sotheby's, Inc., 5.58%, 8/21/98....      14,881
                                                 ----------
                                                    114,609
                                                 ----------
   Total Commercial Paper                         1,813,469
                                                 ----------
CORPORATE NOTES & BONDS (4.7%):
Banking (1.6%):
  25,000    Abbey National, 5.88%, 12/22/98....      24,994
  26,000    Abbey National, 5.72%, 6/11/99.....      25,981
                                                 ----------
                                                     50,975
                                                 ----------
Brokerage Services (1.6%):
  50,000    Bear Stearns Co., Inc., 5.63%,
              5/14/99*.........................      50,000
                                                 ----------
Computer Hardware (1.5%):
  50,000    IBM Credit Corp., 5.45%, 2/18/99...      49,962
                                                 ----------
   Total Corporate Notes & Bonds                    150,937
                                                 ----------
FUNDING AGREEMENTS (11.8%):
  50,000    Allstate Life Insurance Co., 5.82%,
              8/31/98*.........................      50,000
 160,000    General American Life Insurance
              Co., 5.85%, 12/21/98*............     160,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
FUNDING AGREEMENTS, CONTINUED:
$ 60,000    Peoples Security Life Insurance
              Co., 5.82%, 10/1/98*.............  $   60,000
  60,000    Providian Life & Health Insurance
              Co., 5.82%, 11/1/98*.............      60,000
  50,000    Providian Life & Health Insurance
              Co., 5.76%, 2/12/99*.............      50,000
                                                 ----------
   Total Funding Agreements                         380,000
                                                 ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.6%):
Student Loan Marketing Assoc. (1.6%):
  50,000    5.32%, 9/28/98*....................      50,000
                                                 ----------
   Total U.S. Government Agency Securities           50,000
                                                 ----------
YANKEE & EURODOLLAR (18.4%):
Banking (18.4%):
  15,000    Bank of Montreal, 5.81%, 11/9/98...      15,007
  50,000    Bank of Nova Scotia, 5.89%,
              12/15/98.........................      50,002
  25,000    Bayerische Landesbank, 5.81%,
              12/17/98.........................      24,992
  30,000    Bayerische Vereinsbank AG, 5.70%,
              10/6/98..........................      29,995
  25,000    Canadian Imperial Bank of Commerce,
              5.94%, 10/21/98..................      24,996
  25,000    Canadian Imperial Bank of Commerce,
              5.64%, 3/2/99....................      24,990
  25,000    Canadian Imperial Bank of Commerce,
              5.69%, 3/10/99...................      24,995
  15,000    Den Danske Bank, 5.72%, 11/30/98...      15,001
  30,000    Deutsche Bank A.G., 5.66%,
              3/26/99..........................      29,988
  25,000    Deutsche Bank A.G., 5.70%,
              6/7/99...........................      24,987
  25,000    National Australia Bank, 5.74%,
              10/13/98.........................      24,997
  27,000    National Westminster Bank, 5.71%,
              4/16/99..........................      26,991
  26,000    Societe Generale, 5.86%, 7/21/98...      25,998
  25,000    Societe Generale, 5.97%, 9/15/98...      24,998
  25,000    Societe Generale, 5.86%,
              11/18/98.........................      25,008
  25,000    Societe Generale, 5.88%,
              12/16/98.........................      24,997
  25,000    Societe Generale, 5.73%, 3/29/99...      24,991
  25,000    Swiss Bank Corp., 5.90%, 8/28/98...      24,998
  75,000    Swiss Bank Corp., 5.83%,
              12/16/98.........................      75,018
  25,000    Swiss Bank Corp., 5.64%, 2/26/99...      24,992
  25,000    Swiss Bank Corp., 5.81%, 4/29/99...      24,988
                                                 ----------
   Total Yankee & Eurodollar                        592,929
                                                 ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 REPURCHASE AGREEMENTS (3.2%):
$102,434    Prudential Securities, 6.10%,
              7/1/98 (Collateralized by
              $101,841 various U.S. Government
              Securities, 0.00% - 7.25%,
              7/1/98 - 8/15/04, market value
              $104,484)........................  $  102,434
                                                 ----------
   Total Repurchase Agreements                      102,434
                                                 ----------
Total (Amortized Cost $3,209,757)(a)             $3,209,757
                                                 ==========

------------

Percentages indicated are based on net assets of $3,223,901.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES (9.4%):
Alabama (0.8%):
 $ 1,300    Phenix City, IDR for Mead, AMT,
              4.05%, 3/1/31, LOC:..............  $  1,300
            Bayerische Landesbank*
   3,600    Phenix City, IDR for Mead, Series
              93-A, AMT, 4.05%, 6/1/28, LOC:
              Toronto Domimion Bank*...........     3,600
                                                 --------
                                                    4,900
                                                 --------
Idaho (1.3%):
   7,915    Health Facility Authority Revenue,
              St. Lukes Regional Medical Center
              Project, 3.75%, 5/1/22, LOC:
              Bayerische Landesbank*...........     7,915
                                                 --------
Kentucky (1.7%):
   5,200    Lexington Fayette Urban County
              Airport Revenue, AMT, 4.10%,
              4/01/24, LOC: Credit Local De
              France*..........................     5,200
   4,900    Lexington Fayette Urban County
              Airport Revenue, 4.10%, 7/1/28,
              MBIA*............................     4,900
                                                 --------
                                                   10,100
                                                 --------
Michigan (0.4%):
   2,500    State Strategic Fund, Detroit
              Edison Project, 3.80%, 9/1/30,
              LOC: Barclay's Bank Plc*.........     2,500
                                                 --------
New York (0.1%):
     500    New York, GO, Series B, 4.10%,
              10/1/21, FGIC*...................       500
                                                 --------
North Carolina (3.6%):
  21,100    Person County Industrial and
              Pollution Control Revenue, AMT,
              3.95%, 11/1/16, LOC: SunTrust
              Bank*............................    21,100
                                                 --------
Ohio (0.0%):
     200    State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, 3.80%, 12/1/15, LOC:
              J.P. Morgan*.....................       200
                                                 --------
Texas (1.3%):
   3,300    Brazos River Authority, PCR, Texas
              Utilities Electric Co. Project,
              AMT, 3.90%, 6/1/30, AMBAC*.......     3,300
   4,475    Sabine River Authority, PCR, Texas
              Utilities Electric Co. Project,
              Series C, 3.90%, 6/1/30, LOC:
              Union Bank of Switzerland*.......     4,475
                                                 --------
                                                    7,775
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Washington (0.1%):
 $   800    Health Care Facilities, Fred
              Hutchinson, Series A, 3.75%,
              1/1/18, LOC: Morgan Guaranty*....  $    800
                                                 --------
Wyoming (0.1%):
     800    Sublette County, PCR, Series B,
              3.80%, 7/1/17, GTY: Exxon*.......       800
                                                 --------
  Total Daily Demand Notes                         56,590
                                                 --------
MONTHLY DEMAND NOTES (2.5%):
Indiana (2.5%):
  14,800    Gary Environmental Improvement
              Revenue, U.S. Steel Corp.
              Project, 3.70%, 7/15/02, LOC:
              Bank of Nova Scotia*.............    14,800
                                                 --------
  Total Monthly Demand Notes                       14,800
                                                 --------
MUNICIPAL NOTES (10.4%):
California (1.7%):
  10,000    Los Angeles County Tax & Revenue
              Anticipation Notes Series A,
              4.50%, 6/30/99...................    10,080
                                                 --------
Colorado (0.8%):
   5,000    State Of Colorado Transportation,
              4.00, 6/25/99....................     5,020
                                                 --------
Kentucky (1.2%):
   7,000    Asset Liability Commission General
              Fund, Trans 98-A, 4.50%,
              6/25/99..........................     7,061
                                                 --------
Ohio (1.0%):
   5,900    Dublin Transportation System, GO,
              3.62%, 12/17/98..................     5,902
                                                 --------
Oregon (1.0%):
   6,000    State Housing And Community
              Services, 3.75%, 5/13/99.........     6,000
                                                 --------
Pennsylvania (0.8%):
   5,000    Pennsylvania State University,
              Series A, 4.50%, 3/30/99.........     5,034
                                                 --------
Tennessee (0.8%):
   5,000    State Local Development Authority,
              4.00%, 5/19/99...................     5,013
                                                 --------
Texas (0.6%):
   3,500    State Tax & Revenue Anticipation
              Notes, Series 97A, 4.75%,
              8/31/98..........................     3,505
                                                 --------
Wisconsin (2.5%):
  15,000    State Operating Notes, 4.50%,
              6/15/99..........................    15,132
                                                 --------
  Total Municipal Notes                            62,747
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
PUT BONDS (2.9%):
Arizona (1.5%):
 $ 9,000    Cochise County, PCR, Arizona
              Electric Power Corp., Series A,
              AMT, 3.55%, 9/1/24...............  $  9,000
                                                 --------
Florida (1.0%):
   6,000    Putnam County Development
              Authority, Seminole Electric Co.,
              3.65%, 12/15/09..................     6,000
                                                 --------
North Dakota (0.4%):
   2,600    Mercer County, Solid Waste Disposal
              Revenue, National Rural Utility
              Power Project, Series U, 3.80%,
              12/1/18..........................     2,600
                                                 --------
  Total Put Bonds                                  17,600
                                                 --------
TAX FREE COMMERCIAL PAPER (18.2%):
Alabama (2.4%):
   1,500    Phenix IDR, Mead Paper, AMT, 3.77%,
              7/7/98, LOC: ABN AMRO*...........     1,500
   2,000    Phenix IDR, Mead Paper, AMT, 3.70%.
              7/15/98, LOC: ABN AMRO*..........     2,000
   5,600    Phenix IDR, Mead Paper, AMT, 3.45%,
              7/31/98, LOC: ABN AMRO*..........     5,600
   3,000    Phenix IDR, Mead Paper, AMT, 3.65%,
              8/18/98, LOC: ABN AMRO*..........     3,000
   2,400    Phenix IDR, Mead Paper, AMT, 3.80%,
              8/24/98, LOC: ABN AMRO*..........     2,400
                                                 --------
                                                   14,500
                                                 --------
Arizona (1.5%):
   4,000    Mesa Municipal Development Corp.,
              3.45%, 7/8/98, LOC: Westdeutsche
              Landesbank*......................     4,000
   4,770    Mesa Municipal Development Corp.,
              3.55%, 7/14/98, LOC: Westdeutsche
              Landesbank*......................     4,770
                                                 --------
                                                    8,770
                                                 --------
Colorado (1.3%):
   1,400    Platte River Electric Revenue,
              3.45%, 7/6/98, LOC: J.P.
              Morgan*..........................     1,400
   2,000    Platte River Electric Revenue,
              3.40%, 7/6/98, LOC: J.P.
              Morgan*..........................     2,000
   4,400    Platte River Electric Revenue,
              3.60%, 8/13/98, LOC: J.P.
              Morgan*..........................     4,400
                                                 --------
                                                    7,800
                                                 --------
Minnesota (0.4%):
   1,000    Rochester Healthcare Facility
              Revenue, 3.65%, 7/13/98..........     1,000
   1,700    Rochester Healthcare Facility
              Revenue, 3.45%, 7/13/98..........     1,700
                                                 --------
                                                    2,700
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Missouri (0.4%):
 $ 2,500    State Environmental Authority,
              Union Electric Co., 3.63%,
              7/10/98, LOC: Union Bank of
              Switzerland......................  $  2,500
                                                 --------
North Carolina (1.4%):
   8,300    Eastern Municipal Power, 3.40%,
              7/21/98, LOC: Canadian Imperial
              Bank of Commerce.................     8,300
                                                 --------
Pennsylvania (0.8%):
   1,500    Delaware County, Philadelphia
              Electric Co., 3.45%, 9/3/98,
              FGIC.............................     1,500
   3,300    Delaware County, Philadelphia
              Electric Co., 3.40%, 9/3/98,
              FGIC.............................     3,300
                                                 --------
                                                    4,800
                                                 --------
Texas (7.3%):
  20,000    Brazos River Authority, Texas
              Utilities Co., 3.50%, 8/7/98,
              LOC: Canadian Imperial Bank of
              Commerce:........................    20,000
   5,000    Brazos River Utilities, Texas
              Utilities Co., 3.55%, 9/8/98,
              LOC: Canadian Imperial Bank of
              Commerce.........................     5,000
  10,000    Public Finance Authority, 3.40%,
              9/9/98, LOC: Union Bank of
              Switzerland......................    10,000
   5,000    Public Finance Authority, GO,
              Series 93A, 3.65%, 9/9/98, LOC:
              Union Bank of Switzerland........     5,000
   3,400    Texas A&M, 3.40%, 7/9/98, LOC:
              Union Bank of Switzerland........     3,400
                                                 --------
                                                   43,400
                                                 --------
West Virginia (0.7%):
   4,500    State Public Authority Energy
              Revenue, Morgantown Assoc.
              Project, AMT, 3.65%, 7/17/98,
              LOC: Swiss Bank*.................     4,500
                                                 --------
Wisconsin (0.8%):
   5,015    GO Series 97, 3.60%, 8/18/98.......     5,015
                                                 --------
Wyoming (1.2%):
   2,000    Gillette Pollution Control Revenue,
              AMT, 3.65%, 8/6/98, LOC: ABN
              AMBRO*...........................     2,000
   5,400    Sweetwater County, PCR, Series
              88-A, 3.65%, 7/1/98, LOC: Union
              Bank of Switzerland*.............     5,400
                                                 --------
                                                    7,400
                                                 --------
  Total Tax Free Commercial Paper                 109,685
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES (58.4%):
Arkansas (1.8%):
 $ 8,100    Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 3.65%, 8/1/22, LOC:
              SunTrust Bank*...................  $  8,100
   2,900    Clark County, Solid Waste Disposal
              Revenue, AMT, 3.65%, 8/1/22, LOC:
              SunTrust Bank*...................     2,900
                                                 --------
                                                   11,000
                                                 --------
Colorado (3.7%):
   2,900    Housing Finance Authority, Pool I,
              Series B, Coventry Village,
              3.55%, 10/15/16, FNMA*...........     2,900
   5,600    Student Obligation Bond Authority,
              AMT, 3.50%, 7/1/20, SLMA*........     5,600
  13,900    Student Obligation Bond Authority,
              Series 90-A, AMT, 3.50%, 9/1/24,
              SLMA*............................    13,900
                                                 --------
                                                   22,400
                                                 --------
District of Columbia (1.6%):
   9,705    Metro Washington D.C. Airports
              Authority Trust Receipts, 3.75%,
              10/1/16, LIQ: Societe General*...     9,705
                                                 --------
Georgia (2.8%):
  13,000    De Kalb Private Hospital Authority
              Revenue, Egleston Children's
              Hospital, Series A, 3.45%,
              3/1/24, LOC: SunTrust Bank*......    13,000
   3,735    Gwinnett County Housing Authority,
              Herrington Woods Apts., Series
              96A, AMT, 3.65%, 9/15/26, LOC:
              KeyBank*.........................     3,735
                                                 --------
                                                   16,735
                                                 --------
Illinois (9.2%):
  11,100    Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, AMT, 3.65%, 1/1/18,
              LOC: Societe Generale*...........    11,100
  10,000    Chicago School Board Of Education,
              Series 3, 3.70%, 12/1/27,
              AMBAC*...........................    10,000
   5,200    Development Finance Authority
              Revenue, Aurora Central Catholic
              High School, 3.55%, 4/1/24, LOC:
              Northern Trust...................     5,200
   3,700    Development Finance Authority
              Revenue, Presbyterian Home Lake
              Forrest Place Project, 3.55%,
              9/1/31, LOC: LaSalle National
              Bank*............................     3,700

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
 $ 4,500    Development Finance Authority
              Revenue, Roosevelt University
              Project, 3.55%, 4/1/25, LOC:
              American National Bank*..........  $  4,500
   5,800    Development Finance Authority
              Revenue, Special Facility, Little
              City Foundation, 3.55%, 2/1/19,
              LOC: LaSalle National Bank*......     5,800
   1,620    Development Finance Authority
              Revenue, St. Paul's House
              Project, 3.55%, 2/1/25, LOC:
              LaSalle National Bank*...........     1,620
   3,000    Health Facility Authority Revenue,
              Washington & Jane Smith Home,
              3.55%, 7/1/26, LOC: Comerica
              Bank*............................     3,000
   7,640    Jacksonville Industrial Project
              Revenue, AGI, Inc. Project, AMT,
              3.80%, 2/1/26, LOC: Bank of
              America*.........................     7,640
   1,100    Lombard IDR, Chicago Roll Co.
              Project, 3.90%, 2/1/10, LOC:
              American National Bank*..........     1,100
   2,000    Orland Hills, Multi Family Mortgage
              Revenue, 88th Avenue Project,
              3.55%, 12/1/04, LOC: LaSalle
              National Bank*...................     2,000
                                                 --------
                                                   55,660
                                                 --------
Indiana (8.7%):
  14,600    Health Facility Financing
              Authority, Rehabilitation
              Hospital, Inc., 3.50%, 11/1/20,
              LOC: National Bank of Detroit*...    14,600
   5,600    Indianapolis Economic Development
              Revenue, Children's Museum
              Project, 3.55%, 10/1/25, LOC:
              National Bank of Detroit*........     5,600
   3,300    Jasper Economic Development
              Revenue, Best Chairs, Inc.
              Project, AMT, 3.75%, 3/1/19, LOC:
              PNC Bank*........................     3,300
  16,200    Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 3.65%,
              8/1/14, LOC: Swiss Bank*.........    16,200
  13,000    State Educational Authority
              Revenue, Wesleyan University,
              3.50%, 6/1/28, LOC: National Bank
              of Detroit*......................    13,000
                                                 --------
                                                   52,700
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED
Kentucky (0.6%):
 $ 3,500    Mayfield, League of Cities Lease
              Finance Program 96, 3.70%,
              7/1/26, LOC: PNC Bank*...........  $  3,500
                                                 --------
Michigan (7.8%):
  20,500    Higher Education Student Loan,
              Series B, AMT, 3.55%, 10/1/13,
              AMBAC*...........................    20,500
  10,000    Kent Hospital Authority Revenue,
              Spectrum Health, Series B, 3.45%,
              1/15/26, MBIA*...................    10,000
   1,000    State Job Authority Revenue, 3.50%,
              8/1/15, LOC: Rabo Bank*..........     1,000
   1,560    State Strategic Fund, Limited
              Obligation, Wayne Disposal
              Oakland Project, AMT, 3.70%,
              3/1/05, LOC: Credit Suisse-First
              Boston*..........................     1,560
  13,940    Wayne County Airport Revenue
              (Detroit Airport), Series B, AMT,
              3.50%, 12/1/16, LOC: Bayerische
              Landesbank*......................    13,940
                                                 --------
                                                   47,000
                                                 --------
New York (1.7%):
  10,000    Long Island Power Authority,
              Electric System Revenue, Series
              1, 3.50%, 5/1/33, LOC:
              Westdeutsche and Bayerische
              Landesbank*......................    10,000
                                                 --------
North Carolina (0.8%):
   5,000    Mecklenburg County, Series C,
              3.50%, 2/1/17, LOC: First Union
              National Bank*...................     5,000
                                                 --------
Ohio (6.8%):
   8,600    Butler County Multi-Family Revenue,
              3.50%, 11/15/30, FNMA*...........     8,600
   8,800    State Air Quality Development
              Authority Revenue, JMG Funding
              Ltd. Partnership, Series A, AMT,
              3.60%, 4/1/28, LOC: Societe
              Generale*........................     8,800
   3,700    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 3.60%, 4/1/29,
              LOC: Societe Generale*...........     3,700
  20,000    Student Loan Funding Corp.,
              Cincinnati, Series 98-A2, AMT,
              3.60%, 8/1/10, LOC: Bank of
              America*.........................    20,000
                                                 --------
                                                   41,100
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Pennsylvania (2.3%):
 $ 2,500    Philadelphia Redevelopment
              Authority Revenue, 3.65%,
              12/1/03, LOC: PNC Bank*..........  $  2,500
   6,300    State Economic Development Finance
              Authority Revenue, Series 98D,
              3.75%, 6/1/10 LOC: PNC Bank*.....     6,300
   4,800    State Higher Education Authority
              Revenue, 3.50%, 3/1/26 LOC: First
              Union National Bank*.............     4,800
                                                 --------
                                                   13,600
                                                 --------
South Carolina (0.3%):
   1,700    Cherokee County, Industrial
              Revenue, Oshkosh Truck Corp.
              Project, AMT, 3.80%, 8/1/19, LOC:
              Bank of Nova Scotia*.............     1,700
                                                 --------
Tennessee (2.4%):
  10,500    Montgomery County Public Building,
              3.60%, 7/1/19, LOC:
              NationsBank*.....................    10,500
   3,800    Oak Ridge Industrial Development
              Board, Economic Development
              Revenue, Limited Obligation,
              3.60%, 5/1/09, LOC: ABN AMRO*....     3,800
                                                 --------
                                                   14,300
                                                 --------
Texas (6.8%):
  14,100    Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 3.55%,
              12/1/16, LOC: Credit Suisse-First
              Boston*..........................    14,100
  17,800    Panhandle Plains Higher Education
              Inc., Student Loan Revenue,
              Series A, AMT, 3.50% 6/1/21,
              SLMA*............................    17,800
   9,400    Panhandle Plains Higher Education
              Inc., Student Loan Revenue,
              Series A, AMT, 3.50%, 6/1/23,
              SLMA*............................     9,400
                                                 --------
                                                   41,300
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
West Virginia (1.1%):
 $ 2,300    Marion County Community Solid Waste
              Disposal Facility Revenue, Grant
              Town, AMT, 3.65%, 10/1/17, LOC:
              National Westminister*...........  $  2,300
   4,500    Marion County Community Solid Waste
              Disposal Facility Revenue, Grant
              Town, AMT, 3.50%, 10/1/17, LOC:
              National Westminister*...........     4,500
                                                 --------
                                                    6,800
                                                 --------
  Total Weekly Demand Notes                       352,500
                                                 --------
Total (Amortized Cost $613,922) (a)              $613,922
                                                 ========

------------
Percentages indicated are based on net assets of $602,936.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
FGIC   Insured by Financial Guaranty Insurance Corp.
FSA    Insured by Financial Security Assurance
GO     General Obligation
GTY    Guaranty
FNMA   Federal National Mortgage Association
IDR    Industrial Development Revenue
LIQ    Liquidity Agreement
LOC    Letter of Credit
MBIA   Insured by Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SLMA   Student Loan Marketing Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
ANTICIPATION NOTES (13.0%):
Ohio (13.0%):
 $2,200     Butler County, GO, BAN, 4.10%,
              7/8/99...........................  $  2,208
  2,000     Butler County, Sewer System, GO,
              BAN, 4.29%, 8/6/98...............     2,001
  3,000     Dublin Transportation System,
              Series A, GO, 3.62%, 12/17/98....     3,001
  1,000     Lucas County Metro Sewer & Water,
              GO, 4.11%, 10/21/98..............     1,001
  1,000     Ontario Village Board, GO, BAN,
              4.20%, 12/23/98..................     1,002
  1,500     Pickerington School District, GO,
              BAN, 4.07%, 8/3/98...............     1,501
  1,100     Union County, GO, Colt Waterline
              Construction, Series B, 4.01%,
              6/17/99..........................     1,103
  3,250     University of Cincinnati, General
              Receipts, BAN, Series AJ, 3.80%,
              3/1/99...........................     3,254
                                                 --------
  Total Anticipation Notes                         15,071
                                                 --------
DAILY DEMAND NOTES (12.4%):
Ohio (12.4%):
    400     Paulding, Solid Waste, Lafarge
              Corp., 4.00%, 8/1/26, LOC: Royal
              Bank of Canada*..................       400
  4,200     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, 3.80%, 12/1/15, LOC:
              J.P. Morgan*.....................     4,200
    300     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 3.80%,
              12/1/15, LOC: Union Bank of
              Switzerland*.....................       300
  2,400     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 3.70%,
              9/1/30, LOC: ABN AMRO Bank*......     2,400
  4,400     State PCR, British Petroleum,
              4.00%, 5/1/22*...................     4,400
  2,700     Twinsburg, IDR, United Stationers
              Project, 3.95%, 12/1/11, LOC: PNC
              Bank*............................     2,700
                                                 --------
  Total Daily Demand Notes                         14,400
                                                 --------
MONTHLY DEMAND NOTES (4.2%):
Ohio (4.2%):
  4,900     Housing Finance Agency, Kenwood
              Retirement Project, 3.75%,
              12/1/15, LOC: Morgan Guaranty*...     4,900
                                                 --------
  Total Monthly Demand Notes                        4,900
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
MUNICIPAL BONDS (2.9%):
Ohio (2.9%):
 $2,570     Hamilton County, Sewer Revenue,
              Series A, 4.50%, 12/1/98, FGIC...  $  2,579
    830     State Infrastructure, GO, Series R,
              4.00%, 8/1/98....................       830
                                                 --------
  Total Municipal Bonds                             3,409
                                                 --------
TAX FREE COMMERCIAL PAPER (7.1%):
Ohio (7.1%):
  1,500     State Air Quality Development
              Authority, Cleveland Electric
              Illuminating Co., Series B,
              3.75%, 7/9/98, FGIC..............     1,500
  2,500     State Air Quality Development
              Authority, Cleveland Electric
              Illuminating Co., Series B,
              3.60%, 9/10/98, FGIC.............     2,500
  2,500     State Air Quality Development
              Authority, Cleveland Electric
              Illuminating Co., Series B,
              3.60%, 7/10/98, FGIC.............     2,500
    300     Toledo-Lucas County, CSX
              Transportation, 3.65%, 9/15/98,
              LOC: Bank of Nova Scotia.........       300
  1,500     Toledo-Lucas County, CSX
              Transportation, 3.60%, 9/15/98,
              LOC: Bank of Nova Scotia.........     1,500
                                                 --------
  Total Tax Free Commercial Paper                   8,300
                                                 --------
WEEKLY DEMAND NOTES (62.1%):
Ohio (62.1%):
  5,600     Butler County, Meadow Ridge
              Apartments, AMT, 3.50%, 11/15/30,
              FNMA*............................     5,600
  4,000     Cleveland Airport System, Series D,
              Airport Revenue, AMT, 3.60%,
              1/1/27, LOC: Toronto Dominion
              Bank*............................     4,000
  6,000     Clinton County, Hospital Revenue,
              3.65%, 6/1/28, LOC: Fifth Third
              Bank*............................     6,000
  2,000     Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Foundation,
              Series A, 3.50%, 1/1/26, LOC:
              Morgan Guaranty*.................     2,000
    300     Cuyahoga County, IDR, Allen Group,
              Inc., 3.50%, 4/1/12, LOC:
              Dresdner Bank AG*................       300
  3,500     Franklin County, Hospital Revenue,
              Holy Cross Health Systems, 3.45%,
              6/1/16, LIQ: Morgan Guaranty*....     3,500
  1,500     Franklin County, Hospital Revenue,
              Lutheran City, Inc. Project,
              3.55%, 5/1/15, LOC: National Bank
              of Detroit*......................     1,500

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $1,300     Franklin County, Inland Products,
              Inc., 3.75%, 6/1/04, LOC: PNC
              Bank*............................  $  1,300
  2,000     Geauga County, IDR, General Signal
              Corp., 3.65%, 4/1/04, LOC:
              Wachovia Bank*...................     2,000
  2,000     Hamilton County, Hospital
              Facilities Revenue, Bethesda
              Hospital, 3.40%, 2/15/24, LOC:
              Rabobank Nederland*..............     2,000
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 3.60%,
              5/15/17, LOC: PNC Bank*..........     1,500
  5,125     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance of Cincinnati, Series B,
              3.55%, 1/1/18, MBIA*.............     5,125
  1,000     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 3.55%,
              1/1/18, MBIA*....................     1,000
  3,000     Housing Finance Agency, Spring
              Valley Apartments, 3.65%,
              12/15/29, LOC: Key Bank*.........     3,000
  6,050     Ohio State University, General
              Receipts, 3.40%, 12/1/17*........     6,050
    560     Ohio State University, General
              Receipts, Series B, 3.45%,
              12/1/06, SBPA: National
              Westminister Bank*...............       560
  1,000     Ross County, Ohio Hospital
              Facilities, Medical Center
              Project, 3.55%, 12/1/20, LOC:
              Fifth Third Bank*................     1,000
  3,600     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 3.60%, 4/1/29,
              LOC: Societe Generale*...........     3,600

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $2,100     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              3.60%, 4/1/28, LOC: Societe
              Generale*........................  $  2,100
  1,700     State Air Quality Development
              Revenue Bond, Timken Co. Project,
              AMT, 3.60%, 6/1/01, LOC: Credit
              Suisse-First Boston*.............     1,700
  1,300     State Higher Educational
              Facilities, Oberlin College,
              3.40%, 10/1/15, SBPA: Morgan
              Guaranty*........................     1,300
  7,000     State Solid Waste Disposal Revenue,
              USG Corp. Project, 3.60%, 8/1/32,
              LOC: Chase Mahattan Bank*........     7,000
  2,000     State Water Development Authority,
              Cleveland Electric, Series B,
              3.25%, 8/1/20, LOC: First
              National Bank of Chicago*........     2,000
  4,000     State Water Development Authority,
              Timken Co. Project, 3.60%,
              6/1/01, LOC: Wachovia Bank*......     4,000
  2,000     Student Loan Funding Corp., Series
              1983-A, 4.40%, 12/29/98, LOC:
              Bank of America*.................     2,000
  2,100     Wooster, IDR, Allen Group, Inc.,
              3.65%, 12/1/10, LOC: National
              Bank of Detroit*.................     2,100
                                                 --------
  Total Weekly Demand Notes                         72,235
                                                 --------
Total (Amortized Cost $118,315)(a)               $118,315
                                                 ========

------------

Percentages indicated are based on net assets of $116,324.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

AMT   Alternative Minimum Tax Paper
BAN   Bond Anticipation Notes
FGIC  Insured by Financial Guaranty Insurance Corp.
FNMA  Insured by Federal National Mortgage Association
GO    General Obligation
IDR   Industrial Development Revenue
LIQ   Liquidity Agreement
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Insurance Association
PCR   Pollution Control Revenue
SBPA  Stand by Bond Purchase Agreement

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1998
(Amounts in Thousands, except per share amounts)

                                                U.S. TREASURY                                     OHIO
                                                 SECURITIES                     MUNICIPAL      MUNICIPAL
                                                MONEY MARKET    PRIME MONEY    MONEY MARKET   MONEY MARKET
                                                    FUND        MARKET FUND        FUND           FUND
                                                -------------   ------------   ------------   ------------
ASSETS:
Investments, at amortized cost................   $  756,587      $3,107,323      $613,922       $118,315
Repurchase agreements, at cost................    3,392,616         102,434            --             --
                                                 ----------      ----------      --------       --------
Total.........................................    4,149,203       3,209,757       613,922        118,315
Cash..........................................           --               1         4,548             --
Interest receivable...........................       11,892          30,105         2,781            576
Receivable from brokers for investments
  sold........................................           --              --        20,790             --
Prepaid expenses and other assets.............           60              18             3              1
                                                 ----------      ----------      --------       --------
TOTAL ASSETS..................................    4,161,155       3,239,881       642,044        118,892
                                                 ----------      ----------      --------       --------
LIABILITIES:
Cash overdraft................................           --              --            --              2
Dividends payable.............................       15,780          13,774         1,562            304
Payable to brokers for investments
  purchased...................................           --              --        37,293          2,209
Payable for return of collateral received for
  securities on loan..........................      255,663              --            --             --
Accrued expenses and other payables:
    Investment advisory fees..................        1,008             842           126             24
    Administration fees.......................          466             416            78              9
    12b-1 fees................................          180             126            22              8
    Other.....................................          918             822            27             12
                                                 ----------      ----------      --------       --------
TOTAL LIABILITIES.............................      274,015          15,980        39,108          2,568
                                                 ----------      ----------      --------       --------
NET ASSETS:
Capital.......................................    3,886,907       3,223,805       603,068        116,407
Undistributed (distributions in excess of) net
  investment income...........................          193               7          (130)           (75)
Accumulated undistributed net realized gains
  (losses) from investment transactions.......           40              89            (2)            (8)
                                                 ----------      ----------      --------       --------
NET ASSETS....................................   $3,887,140      $3,223,901      $602,936       $116,324
                                                 ==========      ==========      ========       ========
NET ASSETS:
    Fiduciary.................................   $3,025,608      $2,616,698      $498,127       $ 77,224
    Class A...................................      861,350         605,291       104,809         39,100
    Class B...................................          181           1,912            --             --
    Class C...................................            1              --            --             --
                                                 ----------      ----------      --------       --------
Total.........................................   $3,887,140      $3,223,901      $602,936       $116,324
                                                 ==========      ==========      ========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST:
    Fiduciary.................................    3,025,409       2,616,620       498,245         77,260
    Class A...................................      861,313         605,275       104,821         39,122
    Class B...................................          181           1,912            --             --
    Class C...................................            1              --            --             --
                                                 ----------      ----------      --------       --------
Total.........................................    3,886,904       3,223,807       603,066        116,382
                                                 ==========      ==========      ========       ========
Net asset value--offering and redemption price
  per share (Fiduciary, Class A, Class B, and
  Class C shares).............................        $1.00           $1.00         $1.00          $1.00
                                                 ==========      ==========      ========       ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998
(Amounts in Thousands)

                                            U.S. TREASURY                                       OHIO
                                             SECURITIES                       MUNICIPAL       MUNICIPAL
                                            MONEY MARKET     PRIME MONEY    MONEY MARKET    MONEY MARKET
                                                FUND         MARKET FUND        FUND            FUND
                                            -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Interest income...........................    $184,497        $189,463         $21,708         $3,737
Dividend income...........................          --              --             165             80
Income from securities lending............         150              --              --             --
                                              --------        --------         -------         ------
Total Income..............................     184,647         189,463          21,873          3,817
                                              --------        --------         -------         ------
EXPENSES:
Investment advisory fees..................      11,575          11,482           2,087            313
Administration fees.......................       5,416           5,374             977            171
12b-1 fees (Class A)......................       1,955           1,399             258             97
12b-1 fees (Class B)......................           1              10              --             --
Custodian and accounting fees.............         355             292              51             12
Legal and audit fees......................         176             148              22              6
Organization costs........................          --              --              --              1
Trustees' fees and expenses...............         104              92              11              1
Transfer agent fees.......................         638             391              33             22
Registration and filing fees..............         881             721             105             17
Printing costs............................         342             299              34              4
Other.....................................         381             151              13              2
                                              --------        --------         -------         ------
Total expense before waivers..............      21,824          20,359           3,591            646
Less waivers..............................      (2,892)         (2,237)           (677)          (136)
                                              --------        --------         -------         ------
Net Expenses..............................      18,932          18,122           2,914            510
                                              --------        --------         -------         ------
Net Investment Income.....................     165,715         171,341          18,959          3,307
                                              --------        --------         -------         ------
REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from
  investment transactions.................          40              89              11              8
                                              --------        --------         -------         ------
Net increase in net assets resulting from
  operations..............................    $165,755        $171,430         $18,970         $3,315
                                              ========        ========         =======         ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                 U.S. TREASURY SECURITIES               PRIME
                                                    MONEY MARKET FUND             MONEY MARKET FUND
                                                --------------------------    --------------------------
                                                   YEAR           YEAR           YEAR           YEAR
                                                   ENDED          ENDED          ENDED          ENDED
                                                 JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                   1998           1997           1998           1997
                                                -----------    -----------    -----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income....................  $   165,715    $   121,830    $   171,341    $   140,355
     Net realized gains (losses) from
       investment transactions................           40            190             89             27
                                                -----------    -----------    -----------    -----------
Change in net assets resulting from
  operations..................................      165,755        122,020        171,430        140,382
                                                -----------    -----------    -----------    -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income...............     (129,665)      (105,790)      (144,494)      (124,100)
     From net realized gains from investment
       transactions...........................           --             (5)            --             --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income...............      (36,044)       (16,039)       (26,806)       (16,246)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income...............           (6)            (1)           (41)            (9)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income...............           --(a)          --             --             --
                                                -----------    -----------    -----------    -----------
Change in net assets from shareholder
  distributions...............................     (165,715)      (121,835)      (171,341)      (140,355)
                                                -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued..............    8,548,866      6,413,072      7,765,924      6,677,852
     Dividends reinvested.....................       11,731          9,274         18,174         16,726
     Cost of shares redeemed..................   (7,447,086)    (5,604,396)    (7,457,318)    (6,299,509)
                                                -----------    -----------    -----------    -----------
Change in net assets from share
  transactions................................    1,113,511        817,950        326,780        395,069
                                                -----------    -----------    -----------    -----------
Change in Net Assets..........................    1,113,551        818,135        326,869        395,096
NET ASSETS:
     Beginning of period......................    2,773,589      1,955,454      2,897,032      2,501,936
                                                -----------    -----------    -----------    -----------
     End of period............................  $ 3,887,140    $ 2,773,589    $ 3,223,901    $ 2,897,032
                                                ===========    ===========    ===========    ===========
SHARE TRANSACTIONS:
     Issued...................................    8,548,866      6,413,072      7,765,927      6,677,852
     Reinvested...............................       11,731          9,274         18,174         16,726
     Redeemed.................................   (7,447,086)    (5,604,396)    (7,457,319)    (6,299,509)
                                                -----------    -----------    -----------    -----------
Change in shares..............................    1,113,511        817,950        326,782        395,069
                                                ===========    ===========    ===========    ===========

------------

(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                           MUNICIPAL                 OHIO MUNICIPAL
                                                       MONEY MARKET FUND           MONEY MARKET FUND
                                                   --------------------------    ----------------------
                                                      YEAR           YEAR          YEAR         YEAR
                                                      ENDED          ENDED         ENDED        ENDED
                                                    JUNE 30,       JUNE 30,      JUNE 30,     JUNE 30,
                                                      1998           1997          1998         1997
                                                   -----------    -----------    ---------    ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income.......................  $    18,959    $    16,457    $   3,307    $   2,727
     Net realized gains (losses) from investment
       transactions..............................           11            (10)           8          (15)
                                                   -----------    -----------    ---------    ---------
Change in net assets resulting from operations...       18,970         16,447        3,315        2,712
                                                   -----------    -----------    ---------    ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income..................      (16,050)       (15,228)      (2,208)      (1,662)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income..................       (2,909)        (1,229)      (1,099)      (1,065)
                                                   -----------    -----------    ---------    ---------
Change in net assets from shareholder
  distributions..................................      (18,959)       (16,457)      (3,307)      (2,727)
                                                   -----------    -----------    ---------    ---------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued.................    1,494,647      1,311,970      312,708      359,395
     Dividends reinvested........................        1,841          1,285        1,062        1,067
     Cost of shares redeemed.....................   (1,409,168)    (1,308,167)    (284,375)    (370,573)
                                                   -----------    -----------    ---------    ---------
Change in net assets from share transactions.....       87,320          5,088       29,395      (10,111)
                                                   -----------    -----------    ---------    ---------
Change in Net Assets.............................       87,331          5,078       29,403      (10,126)
NET ASSETS:
     Beginning of period.........................      515,605        510,527       86,921       97,047
                                                   -----------    -----------    ---------    ---------
     End of period...............................  $   602,936    $   515,605    $ 116,324    $  86,921
                                                   ===========    ===========    =========    =========
SHARE TRANSACTIONS:
     Issued......................................    1,494,647      1,311,970      312,708      359,395
     Reinvested..................................        1,841          1,285        1,062        1,067
     Redeemed....................................   (1,409,168)    (1,308,167)    (284,375)    (370,573)
                                                   -----------    -----------    ---------    ---------
Change in shares.................................       87,320          5,088       29,395      (10,111)
                                                   ===========    ===========    =========    =========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Ohio Municipal Money Market Fund which is non-diversified.

   The Funds' investment objectives are as follows:

                         FUND                                             OBJECTIVE
                         ----                                             ---------
      U.S. Treasury Securities Money Market Fund       Current income with liquidity and stability of
                                                        principal.

      Prime Money Market Fund                          Current income with liquidity and stability of
                                                        principal.

      Municipal Money Market Fund                      As high a level of current interest income
                                                        exempt from Federal income tax as is consistent
                                                        with capital preservation and stability of
                                                        principal.

      Ohio Municipal Money Market Fund                 As high a level of current interest income
                                                        exempt from Federal income tax and Ohio
                                                        personal income tax as is consistent with
                                                        capital preservation and stability of
                                                        principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       SECURITIES LENDING

       To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1998, the following Fund had securities with the following amortized cost on loan (amount in thousands):

                                                                     AMORTIZED COST       AMORTIZED COST
                                                                     OF COLLATERAL     OF LOANED SECURITIES
                                                                     --------------    --------------------
         U.S. Treasury Securities Money Market Fund................     $255,663             $250,570

       The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1998.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

       Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary Class, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active funds. The Funds are each authorized to issue Fiduciary Class, Class A and Class C Shares. In addition, the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund are authorized to issue Class B and Service Class Shares. As of June 30, 1998 there were no shareholders in Class C (except for the U.S. Treasury Securities Money Market Fund) or the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ending June 30, 1998 and 1997:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998
(Amounts in Thousands)

                                                            U.S. TREASURY SECURITIES              PRIME MONEY
                                                                MONEY MARKET FUND                 MARKET FUND
                                                            -------------------------      -------------------------
                                                               YEAR          YEAR             YEAR          YEAR
                                                               ENDED         ENDED            ENDED         ENDED
                                                             JUNE 30,      JUNE 30,         JUNE 30,      JUNE 30,
                                                               1998          1997             1998          1997
                                                            -----------   -----------      -----------   -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.............................  $6,794,618    $ 4,920,570      $5,665,895    $ 4,681,923
  Dividends reinvested....................................         443            521           1,891          1,986
  Cost of shares redeemed.................................  (6,012,860)    (4,522,461)     (5,614,930)    (4,306,729)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from Fiduciary share
    transactions..........................................     782,201        398,630          52,856        377,180
                                                            ===========   ===========      ===========   ===========
CLASS A SHARES:
  Proceeds from shares issued.............................  $1,753,840    $ 1,492,429      $2,096,713    $ 1,994,727
  Dividends reinvested....................................      11,283          8,752          16,253         14,734
  Cost of shares redeemed.................................  (1,433,946)    (1,081,910)     (1,840,335)    (1,992,191)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from
    Class A share transactions............................  $  331,177    $   419,271      $  272,631    $    17,270
                                                            ===========   ===========      ===========   ===========
CLASS B SHARES:
  Proceeds from shares issued.............................  $      407    $        73      $    3,316    $     1,202
  Dividends reinvested....................................           5              1              30              6
  Cost of shares redeemed.................................        (280)           (25)         (2,053)          (589)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from
    Class B share transactions............................  $      132    $        49      $    1,293    $       619
                                                            ===========   ===========      ===========   ===========
CLASS C SHARES:
  Proceeds from shares issued.............................  $        1
  Dividends reinvested....................................          --
  Cost of shares redeemed.................................          --
                                                            -----------
  Change in net assets from Class C share transactions....  $        1
                                                            ===========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..................................................   6,794,618      4,920,570       5,665,897      4,681,923
  Reinvested..............................................         443            521           1,891          1,986
  Redeemed................................................  (6,012,860)    (4,522,461)     (5,614,931)    (4,306,729)
                                                            -----------   -----------      -----------   -----------
  Change in Fiduciary Shares..............................     782,201        398,630          52,857        377,180
                                                            ===========   ===========      ===========   ===========
CLASS A SHARES:
  Issued..................................................   1,753,840      1,492,429       2,096,713      1,994,727
  Reinvested..............................................      11,283          8,752          16,253         14,734
  Redeemed................................................  (1,433,946)    (1,081,910)     (1,840,335)    (1,992,191)
                                                            -----------   -----------      -----------   -----------
  Change in Class A Shares................................     331,177        419,271         272,631         17,270
                                                            ===========   ===========      ===========   ===========
CLASS B SHARES:
  Issued..................................................         407             73           3,317          1,202
  Reinvested..............................................           5              1              30              6
  Redeemed................................................        (280)           (25)         (2,053)          (589)
                                                            -----------   -----------      -----------   -----------
  Change in Class B Shares................................         132             49           1,294            619
                                                            ===========   ===========      ===========   ===========
CLASS C SHARES:
  Issued..................................................           1
  Reinvested..............................................          --
  Redeemed................................................          --
                                                            -----------
  Change in Class C Shares................................           1
                                                            ===========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998
(Amounts in Thousands)

                                                             MUNICIPAL MONEY MARKET             OHIO MUNICIPAL
                                                                      FUND                     MONEY MARKET FUND
                                                            -------------------------      -------------------------
                                                               YEAR          YEAR             YEAR          YEAR
                                                               ENDED         ENDED            ENDED         ENDED
                                                             JUNE 30,      JUNE 30,         JUNE 30,      JUNE 30,
                                                               1998          1997             1998          1997
                                                            -----------   -----------      -----------   -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.............................  $1,087,776    $ 1,104,184      $  199,296    $   178,921
  Dividends reinvested....................................         171            138              55             87
  Cost of shares redeemed.................................  (1,057,248)    (1,096,700)       (178,572)      (178,473)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from
    Fiduciary share transactions..........................  $   30,699    $     7,622      $   20,779    $       535
                                                            ===========   ===========      ===========   ===========
CLASS A SHARES:
  Proceeds from shares issued.............................  $  406,871    $   207,786      $  113,412    $   180,474
  Dividends reinvested....................................       1,670          1,147           1,007            980
  Cost of shares redeemed.................................    (351,920)      (211,467)       (105,803)      (192,100)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from
      Class A share transactions..........................  $   56,621    $    (2,534)     $    8,616    $   (10,646)
                                                            ===========   ===========      ===========   ===========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..................................................   1,087,776      1,104,184         199,296        178,921
  Reinvested..............................................         171            138              55             87
  Redeemed................................................  (1,057,248)    (1,096,700)       (178,572)      (178,473)
                                                            -----------   -----------      -----------   -----------
  Change in Fiduciary Shares..............................      30,699          7,622          20,779            535
                                                            ===========   ===========      ===========   ===========
CLASS A SHARES:
  Issued..................................................     406,871        207,786         113,412        180,474
  Reinvested..............................................       1,670          1,147           1,007            980
  Redeemed................................................    (351,920)      (211,467)       (105,803)      (192,100)
                                                            -----------   -----------      -----------   -----------
  Change in Class A Shares................................      56,621         (2,534)          8,616        (10,646)
                                                            ===========   ===========      ===========   ===========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor, are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares, Class C Shares and Service Class Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and Class C Shares and 0.75% of the average daily net assets of the Service Class Shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plans to 0.55% of average daily net assets of the Service Class Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1998, fees in the following amounts were waived from the Funds (amounts in thousands):

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

                                                                  INVESTMENT                      12B-1 FEES
                                                                 ADVISORY FEES   ADMINISTRATION     WAIVED
                                                                    WAIVED        FEES WAIVED      CLASS A
                                                                 -------------   --------------   ----------
    U.S. Treasury Securities Money Market Fund.................     $2,237            $570           $ 85
    Prime Money Market Fund....................................      1,675             500             62
    Municipal Money Market Fund................................        596              68             13
    Ohio Municipal Money Market Fund...........................         60              72              4

5. CONCENTRATION OF CREDIT RISK:

   The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. FEDERAL TAX INFORMATION (UNAUDITED):

   At June 30, 1998, the following funds had capital loss carryforwards which are available to offset future capital gains if any (amounts in thousands):

                                                                  CAPITAL LOSS
                                                                  CARRYFORWARD    EXPIRES
                                                                  ------------    -------
    Municipal Money Market Fund.................................       $2          2005
    Ohio Municipal Money Market Fund............................        8          2005

   Distributions paid from tax-exempt income during the fiscal year ended June 30, 1998 are as follows (amounts in thousands):

    Municipal Money Market Fund.................................  $18,880
    Ohio Municipal Money Market Fund............................    3,242

7. SUBSEQUENT EVENTS:

   On May 21, 1998, the Board of Trustees approved an agreement and plan of reorganization and liquidation ("the Plan") with the Marquis Family of Funds (the "Marquis Funds"). Under the Plan, the assets and liabilities of each Marquis fund were transferred to a comparable One Group fund. Shares of the comparable One Group fund were distributed to the Marquis shareholders in a complete liquidation of each Marquis fund. A special Shareholder Meeting to approve the plan was held on July 30, 1998. In a tax-free exchange on August 10, 1998, net assets of the Marquis funds were exchanged for shares of a corresponding fund of The One Group as follows (amounts in thousands):

                                            SHARES                                            NET ASSETS
               ONE GROUP FUND               ISSUED                 MARQUIS FUND               CONVERTED
               --------------              ---------               ------------               ----------
    U.S. Treasury Securities Money Market
      Fund...............................  1,232,968   Treasury Securities Money Market Fund  $1,232,968
    Municipal Money Market Fund..........    161,019   Tax Exempt Money Market Fund              161,019

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               JUNE 30, 1998

                                                  U.S. TREASURY SECURITIES MONEY MARKET FUND
                                       ----------------------------------------------------------------
                                                                  FIDUCIARY
                                       ----------------------------------------------------------------
                                                             YEAR ENDED JUNE 30,
                                       ----------------------------------------------------------------
                                          1998          1997          1996          1995         1994
                                       ----------    ----------    ----------    ----------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD..............    $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                       ----------    ----------    ----------    ----------    --------
Investment Activities:
  Net investment income............         0.051         0.050         0.052         0.050       0.030
                                       ----------    ----------    ----------    ----------    --------
Less Distributions:
  Net investment income............        (0.051)       (0.050)(a)     (0.052)      (0.050)     (0.030)
                                       ----------    ----------    ----------    ----------    --------
NET ASSET VALUE,
  END OF PERIOD....................    $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                       ==========    ==========    ==========    ==========    ========
Total Return.......................          5.19%         5.07%         5.34%         5.07%       3.01%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period......    $3,025,608    $2,243,376    $1,844,590    $1,178,091    $969,326
  Ratio of expenses to average net
     assets........................          0.52%         0.46%         0.42%         0.41%       0.40%
  Ratio of net investment income to
     average net assets............          5.07%         4.95%         5.17%         4.96%       3.02%
  Ratio of expenses to average net
     assets*.......................          0.60%         0.57%         0.56%         0.59%       0.58%
  Ratio of net investment income to
     average net assets*...........          4.99%         4.84%         5.03%         4.78%       2.84%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Includes $.000002 short term capital gain.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                     U.S. TREASURY SECURITIES MONEY MARKET FUND
                                               ------------------------------------------------------
                                                                      CLASS A
                                               ------------------------------------------------------
                                                                YEAR ENDED JUNE 30,
                                               ------------------------------------------------------
                                                 1998        1997        1996       1995       1994
                                               --------    --------    --------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................  $  1.000    $  1.000    $  1.000    $ 1.000    $ 1.000
                                               --------    --------    --------    -------    -------
Investment Activities:
  Net investment income......................     0.048       0.047       0.050      0.047      0.027
                                               --------    --------    --------    -------    -------
Less: Distributions:
  Net investment income......................    (0.048)     (0.047)(a)   (0.050)   (0.047)    (0.027)
                                               --------    --------    --------    -------    -------
NET ASSET VALUE,
  END OF PERIOD..............................  $  1.000    $  1.000    $  1.000    $ 1.000    $ 1.000
                                               ========    ========    ========    =======    =======
Total Return.................................      4.92%       4.81%       5.08%      4.81%      2.76%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........  $861,350    $530,164    $110,864    $98,723    $53,423
  Ratio of expenses to average net assets....      0.77%       0.72%       0.67%      0.66%      0.63%
  Ratio of net investment income to average
     net assets..............................      4.82%       4.71%       4.92%      4.71%      2.81%
  Ratio of expenses to average net assets*...      0.86%       0.93%       0.91%      0.94%      0.87%
  Ratio of net investment income to average
     net assets*.............................      4.73%       4.50%       4.68%      4.43%      2.57%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Includes $.000002 short term capital gain.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              U.S. TREASURY SECURITIES
                                                                 MONEY MARKET FUND
                                                              ------------------------
                                                                      CLASS B
                                                              ------------------------

                                                                YEAR      NOVEMBER 21,
                                                               ENDED        1996 TO
                                                              JUNE 30,      JUNE 30,
                                                                1998        1997(a)
                                                               ------        ------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................   $1.000        $1.000
                                                               ------        ------
Investment Activities:
  Net investment income.....................................    0.041         0.024
                                                               ------        ------
Less: Distributions:
  Net investment income.....................................   (0.041)       (0.024)(b)
                                                               ------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................   $1.000        $1.000
                                                               ======        ======
Total Return................................................     4.14%         2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................   $  181        $   49
  Ratio of expenses to average net assets...................     1.52%         1.48%(d)
  Ratio of net investment income to average net assets......     4.06%         3.97%(d)
  Ratio of expenses to average net assets*..................     1.60%         1.59%(d)
  Ratio of net investment income to average net assets*.....     3.98%         3.86%(d)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b) Includes $.000002 short term capital gain.

(c)  Not annualized.

(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              U.S. TREASURY SECURITIES
                                                                 MONEY MARKET FUND
                                                              ------------------------
                                                                      CLASS C
                                                                      -------

                                                                    FEBRUARY 18,
                                                                      1998 TO
                                                                      JUNE 30,
                                                                      1998(a)
                                                                      -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................          $ 1.000
                                                                      -------
Investment Activities:
  Net investment income.....................................            0.015
                                                                      -------
Less: Distributions:
  Net investment income.....................................           (0.015)
                                                                      -------
NET ASSET VALUE,
  END OF PERIOD.............................................          $ 1.000
                                                                      =======
Total Return................................................               1.47%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................          $     1
  Ratio of expenses to average net assets...................             1.57%(c)
  Ratio of net investment income to average net assets......             4.01%(c)

------------

(a)  Period from commencement of operations.

(b) Not annualized.

(c)  Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             PRIME MONEY MARKET FUND
                                          --------------------------------------------------------------
                                                                    FIDUCIARY
                                          --------------------------------------------------------------

                                                               YEAR ENDED JUNE 30,
                                          --------------------------------------------------------------
                                             1998         1997         1996         1995         1994
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income.................       0.053        0.051        0.054        0.052        0.031
                                          ----------   ----------   ----------   ----------   ----------
Less: Distributions:
  Net investment income.................      (0.053)      (0.051)      (0.054)      (0.052)      (0.031)
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
  END OF PERIOD.........................  $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ==========   ==========   ==========   ==========   ==========
Total Return............................        5.39%        5.20%        5.49%        5.34%        3.19%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $2,616,698   $2,563,768   $2,186,562   $1,965,416   $1,600,876
  Ratio of expenses to average net
     assets.............................        0.51%        0.48%        0.44%        0.41%        0.40%
  Ratio of net investment income to
     average net assets.................        5.26%        5.08%        5.34%        5.27%        3.18%
  Ratio of expenses to average net
     assets*............................        0.58%        0.56%        0.55%        0.57%        0.59%
  Ratio of net investment income to
     average net assets*................        5.19%        5.00%        5.23%        5.12%        2.99%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                PRIME MONEY MARKET FUND
                                                  ---------------------------------------------------
                                                                        CLASS A
                                                  ---------------------------------------------------

                                                                  YEAR ENDED JUNE 30,
                                                  ---------------------------------------------------
                                                    1998       1997       1996       1995      1994
                                                  --------   --------   --------   --------   -------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................  $  1.000   $  1.000   $  1.000   $  1.000   $ 1.000
                                                  --------   --------   --------   --------   -------
Investment Activities:
  Net investment income.........................     0.050      0.048      0.051      0.050     0.027
                                                  --------   --------   --------   --------   -------
Less: Distributions:
  Net investment income.........................    (0.050)    (0.048)    (0.051)    (0.050)   (0.027)
                                                  --------   --------   --------   --------   -------
NET ASSET VALUE,
  END OF PERIOD.................................  $  1.000   $  1.000   $  1.000   $  1.000   $ 1.000
                                                  ========   ========   ========   ========   =======
Total Return....................................      5.13%      4.94%      5.22%      5.08%     2.93%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............  $605,291   $332,646   $315,374   $201,968   $74,759
  Ratio of expenses to average net assets.......      0.76%      0.73%      0.69%      0.67%     0.65%
  Ratio of net investment income to average net
     assets.....................................      5.01%      4.83%      5.09%      5.02%     2.92%
  Ratio of expenses to average net assets*......      0.83%      0.91%      0.90%      0.92%     0.90%
  Ratio of net investment income to average net
     assets*....................................      4.94%      4.65%      4.88%      4.77%     2.67%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               PRIME MONEY MARKET FUND
                                                              --------------------------
                                                                       CLASS B
                                                              --------------------------
                                                                YEAR        NOVEMBER 21,
                                                               ENDED          1996 TO
                                                              JUNE 30,        JUNE 30,
                                                                1998          1997(a)
                                                              --------      ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................   $1.000          $1.000
                                                               ------          ------
Investment Activities:
  Net investment income.....................................    0.043           0.026
                                                               ------          ------
Less: Distributions:
  Net investment income.....................................   (0.043)         (0.026)
                                                               ------          ------
NET ASSET VALUE,
  END OF PERIOD.............................................   $1.000          $1.000
                                                               ======          ======
Total Return................................................     4.35%           2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................   $1,912          $  618
  Ratio of expenses to average net assets...................     1.51%           1.51%(c)
  Ratio of net investment income to average net assets......     4.25%           4.16%(c)
  Ratio of expenses to average net assets*..................     1.57%           1.59%(c)
  Ratio of net investment income to average net assets*.....     4.19%           4.08%(c)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b) Not annualized.

(c)  Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             MUNICIPAL MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                      FIDUCIARY
                                                 ----------------------------------------------------
                                                                 YEAR ENDED JUNE 30,
                                                 ----------------------------------------------------
                                                   1998       1997       1996       1995       1994
                                                 --------   --------   --------   --------   --------
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                 --------   --------   --------   --------   --------
Investment Activities:
  Net investment income........................     0.032      0.031      0.033      0.032      0.021
                                                 --------   --------   --------   --------   --------
Less: Distributions:
  Net investment income........................    (0.032)    (0.031)    (0.033)    (0.032)    (0.021)
                                                 --------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD................................  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                 ========   ========   ========   ========   ========
Total Return...................................      3.27%      3.19%      3.34%      3.28%      2.16%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............  $498,127   $467,420   $459,807   $437,743   $352,702
  Ratio of expenses to average net assets......      0.45%      0.43%      0.41%      0.41%      0.40%
  Ratio of net investment income to average net
     assets....................................      3.22%      3.16%      3.29%      3.26%      2.13%
  Ratio of expenses to average net assets*.....      0.56%      0.55%      0.59%      0.59%      0.60%
  Ratio of net investment income to average net
     assets*...................................      3.11%      3.04%      3.11%      3.08%      1.93%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MUNICIPAL MONEY MARKET FUND
                                                     ------------------------------------------------
                                                                         CLASS A
                                                     ------------------------------------------------
                                                                   YEAR ENDED JUNE 30,
                                                     ------------------------------------------------
                                                       1998      1997      1996      1995      1994
                                                     --------   -------   -------   -------   -------
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................  $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                     --------   -------   -------   -------   -------
Investment Activities:
  Net investment income............................     0.030     0.029     0.030     0.030     0.021
                                                     --------   -------   -------   -------   -------
Less: Distributions:
  Net investment income............................    (0.030)   (0.029)   (0.030)   (0.030)   (0.021)
                                                     --------   -------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD....................................  $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                     ========   =======   =======   =======   =======
Total Return.......................................      3.01%     2.97%     3.08%     3.02%     1.96%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................  $104,809   $48,185   $50,720   $56,518   $41,595
  Ratio of expenses to average net assets..........      0.70%     0.68%     0.66%     0.66%     0.65%
  Ratio of net investment income to average net
     assets........................................      2.97%     2.91%     3.04%     3.01%     1.92%
  Ratio of expenses to average net assets*.........      0.81%     0.90%     0.94%     0.94%     0.91%
  Ratio of net investment income to average net
     assets*.......................................      2.86%     2.69%     2.76%     2.73%     1.66%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  OHIO MUNICIPAL MONEY MARKET FUND
                                                         ---------------------------------------------------
                                                                              FIDUCIARY
                                                         ---------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                         ---------------------------------------------------
                                                          1998       1997       1996       1995       1994
                                                         -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................  $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                         -------    -------    -------    -------    -------
Investment Activities:
  Net investment income................................    0.033      0.032      0.033      0.032      0.022
                                                         -------    -------    -------    -------    -------
Less: Distributions:
  Net investment income................................   (0.033)    (0.032)    (0.032)    (0.032)    (0.022)
  In excess of net investment..........................       --         --     (0.001)        --         --
                                                         -------    -------    -------    -------    -------
     Total Distributions...............................   (0.033)    (0.032)    (0.033)    (0.032)    (0.022)
                                                         -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD........................................  $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                         =======    =======    =======    =======    =======
Total Return...........................................     3.31%      3.22%      3.34%      3.20%      2.25%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................  $77,224    $56,442    $55,915    $51,806    $55,375
  Ratio of expenses to average net assets..............     0.40%      0.40%      0.41%      0.41%      0.34%
  Ratio of net investment income to average net
     assets............................................     3.27%      3.17%      3.19%      3.13%      2.29%
  Ratio of expenses to average net assets*.............     0.53%      0.53%      0.71%      0.60%      0.57%
  Ratio of net investment income to average net
     assets*...........................................     3.14%      3.04%      2.89%      2.94%      2.06%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             OHIO MUNICIPAL MONEY MARKET FUND
                                                      -----------------------------------------------
                                                                          CLASS A
                                                      -----------------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                                      -----------------------------------------------
                                                       1998      1997      1996      1995      1994
                                                      -------   -------   -------   -------   -------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income.............................    0.030     0.029     0.030     0.029     0.021
                                                      -------   -------   -------   -------   -------
Less: Distributions:
  Net investment income.............................   (0.030)   (0.029)   (0.029)   (0.029)   (0.021)
  In excess of net investment.......................       --        --    (0.001)       --        --
                                                      -------   -------   -------   -------   -------
     Total Distributions............................   (0.030)   (0.029)   (0.030)   (0.029)   (0.021)
                                                      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD......................  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                      =======   =======   =======   =======   =======
Total Return........................................     3.06%     2.96%     3.08%     2.98%     2.09%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................  $39,100   $30,479   $41,132   $35,790   $37,356
  Ratio of expenses to average net assets...........     0.65%     0.65%     0.66%     0.63%     0.44%
  Ratio of net investment income to average net
     assets.........................................     2.98%     2.90%     2.94%     2.91%     2.05%
  Ratio of expenses to average net assets*..........     0.78%     0.88%     1.06%     0.95%     0.94%
  Ratio of net investment income to average net
     assets*........................................     2.85%     2.67%     2.54%     2.59%     1.55%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund (four series of The One Group Family of Mutual Funds), at June 30, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The One Group Family of Mutual Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
August 18, 1998

See notes to financial statements.

Important Customer Information.
Please Read:

Shares of The One Group:

- are not deposits or obligations
  of, or guaranteed by BANC One
  CORPORATION or its affiliates

- are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state

- are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com

For more complete information on
any of The One Group Funds, includ-
ing management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.





BANC ONE
INVESTMENT
ADVISORS
CORPORATION
[BANC ONE LOGO]